Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Incorporation State Country Code	DE
Entity File Number	814-01424
Entity Tax Identification Number	86-1950548
Entity Address Address Line 1	9 West 57th Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001837532